Deferred revenue and customer deposits	6 Months Ended
Jun. 30, 2026
Deferred revenue and customer deposits
Deferred revenue and customer deposits

9Deferred revenue and customer deposits

Deferred revenue and customer deposits consist of the following:

	As of
	December 31, 2025	June 30, 2026
	RMB	RMB	US$
	(Audited)	(Unaudited)	(Unaudited)
Deferred revenue	121,848	125,246	18,459
Customer deposits	56,802	56,607	8,343
Total deferred revenue and customer deposits	178,650	181,853	26,802